                                                                       (HERITAGE
                                                                         INCOME
                                                                          TRUST
                                                                          LOGO)



                    [pictures of people working and playing]

         From Our Family to Yours: The Intelligent Creation of Wealth.


                          Intermediate Government Fund
                              High Yield Bond Fund


                              Semiannual Report
                    (Unaudited) and Investment Performance
                     Review for the Six Month Period Ended
                                March 31, 1999


                               (HERITAGE LOGO)
                              -----------------
                               INCOME TRUST(TM)
                              -----------------

                                                                    May 18, 1999

Dear Fellow Shareholders:

     I am pleased to provide you with the semiannual report for the Intermediate Government Fund and the High Yield Bond Fund (the "Funds"), each a portfolio of Heritage Income Trust for the six month period ended March 31, 1999. For this period, the Intermediate Government Fund's performance was -1.32%, -1.57% and -1.46% for Class A, B and C shares, respectively.* The High Yield Bond Fund's performance was +4.27%, +4.02%, and +4.02% for Class A, B and C shares, respectively.*

     Over the long-term, investors have been relatively well-rewarded for taking the credit risk that is inherent in investing in high yield corporate bond funds. However, over shorter periods such as during calendar 1998, returns have shown significant volatility. Government bond fund investors also have earned reasonably attractive real returns (gross returns less inflation) over the past several years. The table below presents average annualized returns for your Funds net of operating expenses and maximum front-end or contingent deferred sales charges.

INTERMEDIATE GOVERNMENT FUND
----------------------------
                                                 ONE YEAR    THREE YEARS    FIVE YEARS    LIFE OF CLASS
                                                 --------    -----------    ----------    -------------
Class A........................................   +1.99%        +4.76%        +4.86%          +5.19%(1)
Class B........................................   +1.50            --            --           +1.30(2)
Class C........................................   +5.72         +5.85            --           +6.03(3)

HIGH YIELD BOND FUND
--------------------
                                                 ONE YEAR    THREE YEARS    FIVE YEARS    LIFE OF CLASS
                                                 --------    -----------    ----------    -------------
Class A........................................   -4.25%        +6.89%        +6.74%          +8.55%(1)
Class B........................................   -4.95            --            --           -3.19(2)
Class C........................................   -1.03         +7.73            --           +8.33(3)

(1) Inception Date March 1, 1990
(2) Inception Date February 2, 1998
(3) Inception Date April 3, 1995

     In the letters that follow, Peter Wallace and Peter Wilby, the portfolio managers for the Intermediate Government and High Yield Bond Funds, respectively, provide investment commentaries for their portfolios. I hope you find their comments helpful in better understanding how your portfolios have performed over the recent reporting period.

     On behalf of all of us at Heritage, thank you for your continuing investments in the portfolios of Heritage Income Trust. If there are ever any ideas you would like to share with us about how we could better serve you, please let us know by calling (800) 709-3863.

                                          Sincerely,
                                          /s/ STEPHEN G. HILL
                                          Stephen G. Hill
                                          President

* These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

                                                                  April 31, 1999
Dear Fellow Shareholders:

    The six month period ended March 31, 1999 was a difficult period for the U.S. Bond markets. The Heritage Income Trust-Intermediate Government Fund Class A Shares produced a return of -1.32%*, compared to the Lehman Brothers Intermediate Government/Corporate Index return of +0.11%. The Fund performed slightly better than the -1.70% that would have been generated by an investment in the generic five year Treasury bond.

    Over the last twelve months, the Fund's Class A Shares produced a total return of 5.97%** compared to the Lehman Brothers Intermediate
Government/Corporate Index return of 6.57%. Among its peer group the Fund ranked 29 of 128 Intermediate U.S. Government Income Funds measured by Lipper and exceeded the objective average return of 5.44%.**

    Over the last six months, yields on fixed income securities generally moved sharply higher as fears of global recession and financial disruptions waned. This is quite surprising since during this period the Federal Reserve eased monetary policy by fifty basis points by twice lowering the Federal Funds Rate and Discount Rate (three times if we count the twenty-five basis point reduction of Fed Fund's on September 29, 1998).

    In fact, many of the factors responsible for driving yields sharply lower during the third quarter of 1998 were completely reversed during the period. The global financial crisis appeared to ease as central banks injected liquidity to calm distressed markets. A financial debacle was avoided as the Federal Reserve engineered a rescue of a failing hedge fund, Long Term Capital Management, by the funds creditors.

    The Fed added significant liquidity to the financial system to offset emerging market problems, and the International Monetary Fund was successful at stemming defaults and near defaults from several developing nations. These factors, coupled with a strengthening economy and surging stock markets, quickly restored investor confidence in corporate and international bond markets and the "flight to quality" of mid-summer was reversed. Investors sold high quality Treasury and Agency bonds to once again invest in riskier types of securities. This, along with fears of renewed inflation and a much stronger domestic economy (fourth quarter 1998 GDP was +6.0%) all added to move interest rates sharply higher.

    The following Table shows the changes in Treasury yields over the last six months and the returns that were generated by each maturity segment.

                         US TREASURY YIELDS AND RETURNS

                                                          9/30/98    3/31/99    CHANGE    RETURNS
                                                          -------    -------    ------    -------
3 month.................................................   4.36%      4.47%      0.11%      2.25%
6 month.................................................   4.47       4.52       0.06       2.28
1 year..................................................   4.39       4.71       0.31       2.00
5 year..................................................   4.22       5.10       0.88      -1.70
10 year.................................................   4.41       5.23       0.82      -4.09
30 year.................................................   4.97       5.62       0.66      -8.33

Source: Bloomberg; Lehman Bros.

    Fearing a resumption of widening yield spreads on non-Treasury investments, the Fund maintained a high exposure to Treasury securities and a very light exposure to mortgage securities. This strategy, which had benefited the Fund in the prior period, penalized relative performance in the current period as yield spreads continued to narrow.

    We feel the bond market still offers excellent relative value as yields have moved sharply higher without a comparable rise in inflation. This increases the "real yield", nominal yield less inflation, to better than its long term average.

    In the near term, we believe the bond market will continue to exhibit high levels of volatility until we see some signs of a softening economy. Strategically we plan to remain at or slightly below market sensitivity until we see some evidence of a slowing in economic activity.

    Thanks for your continued confidence in the Intermediate Government Fund.

                                          Sincerely,
                                          /s/ H. PETER WALLACE

                                          H. Peter Wallace, CFA
                                          Senior Vice President
                                          Heritage Asset Management, Inc.
                                          Portfolio Manager, Intermediate
                                          Government Fund

* These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
**Lipper Analytical Services, Inc. performance rankings for the Heritage Income
  Trust Intermediate Government Fund Class A Shares were 29 out of 128 Intermediate U.S. Government Funds, for the one year period ended March 31, 1999. The performance numbers used for the Fund did not take into account any front- or back-end sales charges. See the previous letter by Steven G. Hill for a full statement of returns since inception. Past performance is no guarantee of future results.

                                                                     May 3, 1999

Dear Shareholders:

    During the six months ended March 31, 1999, the Heritage Income
Trust -- High Yield Bond Fund Class A, B and C shares rose 4.27%, 4.02%, and 4.02%, respectively.* This compares with the Salomon Smith Barney High Yield Market Index, which rose 5.05%, and the Lipper High Current Yield Category, which increased 5.74%, for the same period.

    The U.S. high yield market has rebounded strongly from the global credit crunch experienced last fall, which was brought on by fundamental problems in Japan, Russia and Southeast Asia. This recovery began with the Federal Reserve Board's surprise easing of the Funds Rate in mid-October and has continued as strong U.S. economic growth continues. Except for a brief contraction in February following Brazil's currency devaluation, the market has consistently moved higher. This positive momentum has been fueled by a number of fundamental and technical factors including:

        1. A strong US economy;
        2. Rumored and announced acquisitions;
        3. Equity indices reaching historic highs;
        4. Demand for high yield paper from both retail and institutional investors;
        5. A lighter-than-anticipated new issue calendar;
        6. A rebound in energy prices; and,
        7. More stability in global markets.

    According to the Salomon Smith Barney High Yield Market Index, the average market yield at March 31, 1999 was 10.28%, unchanged from year-end and down from 10.67% at September 30, 1998. The yield premium over Treasuries finished the period at 5.11%, narrowing from 5.66% at year-end and 6.30% at September 30, 1998.

    Both demand for and new supply of high yield products have picked up since last fall given the market's stabilization and the return of investor appetite for yield. However, new issue supply has been less than anticipated and investor demand has been disciplined, with weaker deals being canceled. These trends have been healthy for the market.

    The worst performing industry by far during the six month period was Healthcare, due to difficulties transitioning to the newly imposed PPS Medicare reimbursement system. In addition, despite stellar performance during March on news that OPEC had reached an agreement to cut oil supply, the Energy sector landed as one of the worst performers on a quarterly basis. Textile/Apparel and Transportation also under performed with cheaper imports hurting the former and over capacity hurting the latter.

    The Fund trailed the Index during the period. This was partially due to underweightings in Telecommunications and Paper Products and an overweighting in Transportation. In addition, several individual holdings in Energy, Healthcare, and Electronics have dragged down the Fund's performance. The Fund did benefit from its over-weighting in Broadcasting, Leisure/Amusement and Retail.

    During the last six months, the Fund's industry allocations remained relatively unchanged. The most substantial modifications were to decrease weightings in Oil and Gas and Telecommunications. Oil and Gas was decreased by selling bonds of the higher risk exploration & production and services companies, as depressed oil and gas prices started to have an impact on the liquidity of more levered companies.

    In addition, Telecommunications was reduced as we believe the risks of these new technologies and build outs exceed the potential fixed-income returns. In contrast, exposure in the Broadcasting, Leisure/Amusement, and Consumer Products sectors was increased during the period due to our attraction to stability in earnings.

    Our outlook for the high yield market remains positive given current valuations. Our focus is to maintain a core portfolio of better quality, more liquid credits while taking advantage of opportunities in selected companies where fundamentals are solid but technicals have created compelling risk/return situations.

                                          Best regards,
                                          /s/ PETER J. WILBY

                                          Peter J. Wilby
                                          Managing Director
                                          Salomon Brothers Asset Management Inc
                                          Portfolio Manager, High Yield Bond
                                          Fund

* These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                          INTERMEDIATE GOVERNMENT FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                       MATURITY       MARKET
      AMOUNT                                                                          DATE          VALUE
    ---------                                                                      ----------    -----------
U.S. GOVERNMENT AND AGENCY SECURITIES--93.5%(A)
---------------------------------------------------------------------------------
 U.S. TREASURIES--80.3%(A)
        $2,300,000   U.S. Treasury Notes, 4.5%...................................    09/30/00    $ 2,282,750
         1,000,000   U.S. Treasury Notes, 6.25%..................................    01/31/02      1,029,063
         1,000,000   U.S. Treasury Notes, 5.875%.................................    09/30/02      1,022,188
         1,000,000   U.S. Treasury Notes, 5.75%..................................    11/30/02      1,018,438
         1,000,000   U.S. Treasury Notes, 5.5%...................................    02/28/03      1,010,313
         2,300,000   U.S. Treasury Notes, 5.25%..................................    08/15/03      2,305,032
         2,300,000   U.S. Treasury Notes, 4.75%..................................    02/15/04      2,264,783
         1,000,000   U.S. Treasury Notes, 5.625%.................................    05/15/08      1,018,125
                                                                                                 -----------
                     Total U.S. Treasuries (cost $12,053,734)....................                 11,950,692
                                                                                                 -----------
 U.S. GOVERNMENT AGENCIES--13.2%(A)
---------------------------------------------------------------------------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION--13.2%
           987,771   Pool #481349, 30 year Pass-Through, 6.5%....................    01/01/29        983,371
           988,355   Pool #459881, 30 year Pass-Through, 6.5%....................    01/01/29        983,952
                                                                                                 -----------
                     Total U.S. Government Agencies (cost $1,961,838)............                  1,967,323
                                                                                                 -----------
                     Total U.S. Government and Agency Securities (cost
                     $14,035,572)................................................                 13,918,015
                                                                                                 -----------

REPURCHASE AGREEMENT--3.6%(A)
---------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated March 31,
1999 @ 4.78% to be repurchased at $533,071 on April 1, 1999, collateralized by
$490,000 United States Treasury Bonds, 6.5% due November 15, 2026, (market value
$543,539 including interest) (cost $533,000).....................................                    533,000
                                                                                                 -----------
TOTAL INVESTMENT PORTFOLIO (cost $14,568,572)(b), 97.1%(a).......................                 14,451,015
OTHER ASSETS AND LIABILITIES, net, 2.9%(a).......................................                    431,920
                                                                                                 -----------
NET ASSETS, 100.0%...............................................................                $14,882,935
                                                                                                 ===========

---------------
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized depreciation of $117,557, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $89,815 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $207,372.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                     MARKET
    AMOUNT                                       VALUE
  ---------                                     ------
  DOMESTIC CORPORATE BONDS -- 88.4%(A)
  ------------------------------------------
    AEROSPACE -- 0.8%
  ------------------------------------------
    $500,000   Stellex Industries, Inc.,
               9.5%, 11/01/07...............  $   450,000
                                              -----------
    AUTO PARTS/EQUIPMENT -- 2.3%
  ------------------------------------------
     500,000   American Axle & Manufacturing
               Holdings, Inc., 9.75%,
               03/01/09.....................      511,250
     250,000   Hayes Lemmerz International,
               Inc., 8.25%, 12/15/08........      250,000
     500,000   JH Heafner Company, 10.0%,
               05/15/08.....................      511,250
                                              -----------
                                                1,272,500
                                              -----------
    AUTO RENTAL/SERVICE -- 0.9%
  ------------------------------------------
     500,000   Apcoa Inc., 9.25%,
               03/15/08.....................      470,000
                                              -----------
    BEVERAGES -- 1.4%
  ------------------------------------------
     250,000   Delta Beverage Group, Inc.,
               9.75%, 12/15/03..............      260,000
     500,000   Stroh Brewery Company, 11.1%,
               07/01/06.....................      500,000
                                              -----------
                                                  760,000
                                              -----------
    BROADCASTING -- 10.8%
  ------------------------------------------
     250,000   Adelphia Communications
               Corporation, 10.5%,
               07/15/04.....................      277,500
     250,000   Adelphia Communications
               Corporation, 9.875%,
               03/01/07.....................      272,500
     500,000   Chancellor Media Corporation,
               9.375%, 10/01/04.............      521,250
   1,000,000   Charter Communications
               Holdings, LLC, 0% to
               04/01/04, 9.92% to
               maturity(b), 04/01/11........      645,000
     500,000   CSC Holdings Inc., 10.5%,
               05/15/16.....................      595,000
     500,000   Falcon Holdings Group, L.P.,
               8.375%, 04/15/10.............      502,500
     500,000   Granite Broadcasting, 8.875%,
               05/15/08.....................      500,000
     500,000   Jacor Communications, Inc.,
               9.75%, 12/15/06..............      550,000
     500,000   LIN Television Corporation,
               8.375%, 03/01/08.............      499,375
     500,000   Mediacom LLC Capital, 8.5%,
               04/15/08.....................      508,750
     329,000   SFX Broadcasting, Inc.,
               10.75%, 05/15/06.............      363,545
   1,100,000   United International
               Holdings, 0% to 02/15/03,
               10.75% to maturity(b),
               02/15/08.....................      746,625
                                              -----------
                                                5,982,045
                                              -----------

  PRINCIPAL                                     MARKET
    AMOUNT                                       VALUE
  ---------                                     ------
    BUILDING -- 0.9%
  ------------------------------------------
     500,000   Panolam Industries
               International, 11.5%,
               02/15/09.....................      512,500
                                              -----------
    CHEMICALS -- 1.8%
  ------------------------------------------
     500,000   Equistar Chemicals, L.P.,
               8.75%, 02/15/09..............      508,934
     500,000   Philipp Brothers Chemicals,
               9.875%, 06/01/08.............      490,000
                                              -----------
                                                  998,934
                                              -----------
    CONGLOMERATES/DIVERSIFIED -- 1.1%
  ------------------------------------------
   1,000,000   Jordan Industries, 0% to
               04/01/02, 11.75% to
               maturity(b), 04/01/09........      610,000
                                              -----------
    CONTAINERS -- 1.9%
  ------------------------------------------
     500,000   Plastic Containers, Inc.,
               10.0%, 12/15/06..............      530,000
     250,000   Radnor Holdings, Inc., 10.0%,
               12/01/03.....................      261,250
     250,000   Radnor Holdings, Inc., Series
               "B", 10.0%, 12/01/03.........      261,250
                                              -----------
                                                1,052,500
                                              -----------
    COSMETICS/TOILETRIES -- 2.1%
  ------------------------------------------
     350,000   French Fragrances, Inc.,
               10.375%, 05/15/07............      353,500
     500,000   Jafra Cosmetics
               International, Inc., 11.75%,
               05/01/08.....................      446,250
     600,000   Revlon Worldwide Corporation,
               Zero Coupon Bond, 03/15/01...      360,000
                                              -----------
                                                1,159,750
                                              -----------
    ELECTRONICS/ELECTRIC -- 2.8%
  ------------------------------------------
     500,000   Amphenol Corporation, 9.875%,
               05/15/07.....................      520,000
     500,000   Axiohm Transaction Solutions,
               Inc., 9.75%, 10/01/07........      453,750
     250,000   DecisionOne Corporation,
               9.75%, 08/01/07..............       17,500
     500,000   DecisionOne Holdings
               Corporation, 0% to 8/1/02,
               11.5% to maturity(b),
               08/01/08.....................       15,000
     500,000   L-3 Communications
               Corporation, 10.375%,
               05/01/07.....................      550,000
                                              -----------
                                                1,556,250
                                              -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                     MARKET
    AMOUNT                                       VALUE
  ---------                                     ------
  FINANCE--3.5%
  -------------------------------------------------------
    $500,000   Airplane Pass Through Trust,
               Class "D", 10.875%,
               03/15/19.....................  $   497,695
     250,000   ContiFinancial Corporation,
               7.50%, 03/15/02..............      192,500
     250,000   ContiFinancial Corporation,
               8.125%, 04/01/08.............      181,250
     125,000   ContiFinancial Corporation,
               8.375%, 08/15/03.............       96,250
     500,000   DVI, Inc., 9.875%,
               02/01/04.....................      486,250
     500,000   Morgan Stanley Aircraft
               Finance, 8.7%, 03/15/23......      451,335
                                              -----------
                                                1,905,280
                                              -----------
    FOOD--4.9%
  ------------------------------------------
     250,000   B&G Foods, Inc., 9.625%,
               08/01/07.....................      242,500
     500,000   Carr-Gottstein Foods Company,
               12.0%, 11/15/05..............      575,625
     500,000   CFP Holdings, Inc., 11.625%,
               01/15/04.....................      417,500
     500,000   Imperial Holly Corporation,
               9.75%, 12/15/07..............      503,750
     700,000   Nebco Evans Holding
               Corporation, 0% to 07/15/02,
               12.375% to maturity(b),
               07/15/07.....................      245,000
     250,000   Purina Mills, Inc., 9.0%,
               03/15/10.....................      203,750
     500,000   SC International Services,
               Inc., 9.25%, 09/01/07........      540,000
                                              -----------
                                                2,728,125
                                              -----------
    GRAPHIC ARTS--0.9%
  -------------------------------------------------------
     250,000   Mail-Well Corporation, 8.75%,
               12/15/08.....................      256,250
     250,000   World Color Press, Inc.,
               8.375%, 11/15/08.............      256,250
                                              -----------
                                                  512,500
                                              -----------
    HEALTH CARE CENTERS--0.5%
  -------------------------------------------------------
     400,000   Graham-Field Health Products,
               Inc., 9.75%, 08/15/07........      228,000
     375,000   Vencor, Inc., 9.875%,
               05/01/05.....................       60,000
                                              -----------
                                                  288,000
                                              -----------
    HOTELS/MOTELS/INNS--1.8%
  -------------------------------------------------------
     500,000   HMH Properties, Inc., Series
               "B", 7.875%, 08/01/08........      481,250
     500,000   Prime Hospitality
               Corporation, 9.75%,
               04/01/07.....................      515,000
                                              -----------
                                                  996,250
                                              -----------
    HOUSEHOLD PRODUCTS--1.9%
  -------------------------------------------------------
     500,000   Ekco Group, Inc., 9.25%,
               04/01/06.....................      511,250
     500,000   Shop Vac Corporation,
               10.625%, 09/01/03............      542,500
                                              -----------
                                                1,053,750
                                              -----------

  PRINCIPAL                                     MARKET
    AMOUNT                                       VALUE
  ---------                                     ------
    JEWELRY/SILVERWARE/TIME PIECES/CHINA--0.8%
  -------------------------------------------------------
     500,000   Finlay Enterprises, Inc.,
               9.0%, 05/01/08...............      470,000
                                              -----------
    LEISURE/AMUSEMENT--3.7%
  ------------------------------------------
     500,000   Empress Entertainment,
               8.125%, 07/01/06.............      497,500
     500,000   Hollywood Park Inc., 9.25%,
               02/15/07.....................      513,750
     500,000   Park Place Entertainment
               Corporation, 7.875%,
               12/15/05.....................      490,000
     500,000   Waterford Gaming, LLC, 9.5%,
               03/15/10.....................      511,875
                                              -----------
                                                2,013,125
                                              -----------
    MANUFACTURING/DISTRIBUTIONS--9.2%
  ------------------------------------------
     350,000   Alvey Systems, Inc., 11.375%,
               01/31/03.....................      353,500
     500,000   Breed Technologies Inc.,
               9.25%, 04/15/08..............      215,000
     500,000   Foamex, L.P., 9.875%,
               06/15/07.....................      475,000
     500,000   Furon Company, 8.125%,
               03/01/08.....................      490,000
     250,000   Hexcel Corporation, 9.75%,
               01/15/09.....................      252,813
     500,000   High Voltage Engineering
               Group, 10.5%, 08/15/04.......      468,375
     325,000   Hines Horticulture, Inc.,
               11.75%, 10/15/05.............      351,000
     500,000   Indesco International, Inc.,
               9.75%, 04/15/08..............      422,500
     500,000   International Knife & Saw,
               11.375%, 11/15/06............      506,250
     500,000   Polymer Group, Inc., 9.0%,
               07/01/07.....................      506,250
     500,000   Simmons Company 10.25%,
               03/15/09.....................      517,500
     500,000   True Temper Sports Inc.,
               10.875%, 12/01/08............      462,500
                                              -----------
                                                5,020,688
                                              -----------
    MEDICAL EQUIPMENT/SUPPLY--4.4%
  ------------------------------------------
     500,000   Fresenius Medical Care, 9.0%
               12/01/06.....................      515,000
     350,000   Kinetic Concepts, Inc,
               Series "B", 9.625%,
               11/01/07.....................      337,750
     500,000   Maxxim Medical, Inc., 10.5%,
               08/01/06.....................      532,500
     500,000   Packard Bioscience Company,
               9.375%, 03/01/07.............      483,750
     500,000   Prime Medical Services, Inc.,
               8.75%, 04/01/08..............      487,500
                                              -----------
                                                2,356,500
                                              -----------
    METAL--1.9%
  ------------------------------------------
     500,000   Neenah Corporation, Series
               "D", 11.125%, 05/01/07.......      526,250
     500,000   Renco Metals Inc., 11.5%,
               07/01/03.....................      520,000
                                              -----------
                                                1,046,250
                                              -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                     MARKET
    AMOUNT                                       VALUE
  ---------                                     ------
  MINING/DIVERSIFIED--0.9%
  ------------------------------------------
    $500,000   P&L Coal Holdings
               Corporation, 8.875%,
               05/15/08.....................  $   521,875
                                              -----------
    OIL & GAS--2.1%
  ------------------------------------------
     500,000   Benton Oil & Gas Company,
               11.625%, 05/01/03............      330,000
     500,000   Clark R&M, Inc., 8.875%,
               11/15/07.....................      420,000
     250,000   Costilla Energy, Inc.,
               10.25%, 10/01/06.............      171,250
     500,000   Dailey International, Inc.,
               9.5%, 02/15/08...............      160,000
     375,000   Transamerican Energy
               Corporation, 0% to 06/15/99,
               13.0% to maturity(b),
               06/15/02.....................       78,750
                                              -----------
                                                1,160,000
                                              -----------
    PLASTIC/PRODUCTS--1.0%
  ------------------------------------------
     500,000   Berry Plastics Corporation,
               12.25%, 04/15/04.............      527,500
                                              -----------
    POLLUTION CONTROL--2.4%
  ------------------------------------------
     500,000   Allied Waste North America,
               Inc., 7.875%, 01/01/09.......      489,375
     375,000   Envirosource, Inc., 9.75%,
               06/15/03.....................      300,000
     500,000   Safety Kleen Services, 9.25%,
               06/01/08.....................      522,500
                                              -----------
                                                1,311,875
                                              -----------
    PUBLISHING--3.8%
  ------------------------------------------
     500,000   Advanstar Communications,
               9.25%, 05/01/08..............      517,500
     500,000   American Media Operation,
               Inc., 11.625%, 11/15/04......      540,000
     500,000   Big Flower Press Holdings,
               Inc., 8.875%, 07/01/07.......      507,500
     500,000   Hollinger International
               Publishing, 9.25%,
               03/15/07.....................      522,500
                                              -----------
                                                2,087,500
                                              -----------
    REAL ESTATE/LAND DEVELOPMENT--0.9%
  ------------------------------------------
     500,000   Forest City Enterprises,
               Inc., 8.5%, 03/15/08.........      502,500
                                              -----------
    RETAIL STORES--4.2%
  ------------------------------------------
     500,000   Cole National Group, 9.875%,
               12/31/06.....................      517,500
     500,000   Jitney Jungle Stores, 12.0%,
               03/01/06.....................      555,000
     500,000   Leslie's Poolmart, 10.375%,
               07/15/04.....................      521,250
     500,000   Musicland Group, 9.0%,
               06/15/03.....................      505,000
     250,000   Pueblo Xtra International,
               9.5%, 08/01/03...............      241,875
                                              -----------
                                                2,340,625
                                              -----------

  PRINCIPAL                                     MARKET
    AMOUNT                                       VALUE
  ---------                                     ------
    SERVICES--5.9%
  ------------------------------------------
     500,000   Comforce Operating, Inc.,
               12.0%, 12/01/07..............      492,500
     250,000   Federal Data Corporation,
               10.125%, 08/01/05............      245,312
     250,000   Iron Mountain, Inc., 10.125%,
               10/01/06.....................      268,750
     500,000   Kindercare Learning Centers,
               Inc., 9.5%, 02/15/04.........      502,500
     500,000   Loomis Fargo & Company,
               10.0%, 01/15/04..............      495,000
     250,000   Pierce Leahy Corporation,
               11.125%, 07/15/09............      278,125
     500,000   Protection One Alarm
               Monitoring, Inc., 8.125%,
               07/15/09.....................      510,000
     500,000   Sitel Corporation, 9.25%,
               03/15/06.....................      475,000
                                              -----------
                                                3,267,187
                                              -----------
    TELECOMMUNICATIONS--4.7%
  ------------------------------------------
     500,000   Facilicom International,
               10.5%, 01/15/08..............      395,000
     250,000   GST Telecommunications, 0% to
               10/31/02, 10.5% to
               maturity(b) 05/01/08.........      131,250
     250,000   Intermedia Communications,
               Inc., 8.6%, 06/01/08.........      250,000
   1,000,000   International CableTel, Inc.,
               0% to 02/01/01, 11.5% to
               maturity(b), 02/01/06,.......      870,000
     500,000   Jordan Telecom Products, 0%
               to 08/01/00, 11.75% to
               maturity(b) 08/01/07.........      407,500
     750,000   Nextel Communications, Inc.,
               0% to 10/31/02, 9.75% to
               maturity(b), 10/31/07........      525,000
                                              -----------
                                                2,578,750
                                              -----------
    TOBACCO--0.9%
  ------------------------------------------
     500,000   North Atlantic Trading
               Company, 11.0%, 06/15/04.....      502,500
                                              -----------
    TRANSPORTATION--1.3%
  ------------------------------------------
     375,000   Coach USA Inc., Series "B",
               9.375%, 07/01/07.............      391,875
     500,000   Holt Group, 9.75%,
               01/15/06.....................      340,625
                                              -----------
                                                  732,500
                                              -----------
  Total Domestic Corporate Bonds (cost
    $51,985,703)............................   48,747,759
                                              -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                                 MARCH 31, 1999
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

  PRINCIPAL                                     MARKET
    AMOUNT                                       VALUE
  ---------                                     ------
  FOREIGN CORPORATE BONDS -- 6.4%(A)(C)
  -------------------------------------------------------
    BROADCASTING -- 1.3%
  ------------------------------------------
    $250,000   Diamond Cable Communications,
               PLC, 0% to 12/15/00, 11.75%
               to maturity(b), 12/15/05.....  $   220,938
     500,000   Rogers Communications, Inc.,
               8.875%, 07/15/07.............      521,250
                                              -----------
                                                  742,188
                                              -----------
    HOTELS/MOTELS/INNS -- 0.9%
  ------------------------------------------
     500,000   Sun International Hotels,
               Ltd., 8.625%, 12/15/07.......      512,500
                                              -----------
    MANUFACTURING DISTRIBUTIONS -- 0.9%
  ------------------------------------------
     500,000   International Utility
               Structures, Inc., 10.75%,
               02/01/08.....................      509,375
                                              -----------
    MINING/DIVERSIFIED -- 0.8%
  ------------------------------------------
     500,000   Murrin Murrin Holdings
               Property, 9.375%, 08/31/07...      455,000
                                              -----------
    PAPER/PRODUCTS -- 0.8%
  ------------------------------------------
     500,000   Miller Western Forest,
               9.875%, 05/15/08.............      445,000
                                              -----------
    SHIPPING/SHIPBUILDING -- 0.6%
  ------------------------------------------
     500,000   Enterprises Shipholding,
               8.875%, 05/01/08.............      320,000
                                              -----------
    TELECOMMUNICATIONS -- 0.6%
  ------------------------------------------
     350,000   Telewest Communications PLC,
               0% to 10/01/00, 11.0% to
               maturity(b) 10/01/07.........      308,000
                                              -----------
    TRANSPORTATION -- 0.5%
  ------------------------------------------
     250,000   Stena Line AB, 10.5%,
               12/15/05                           250,000
                                              -----------

  Total Foreign Corporate Bonds
    (cost $3,817,693).......................    3,542,063
                                              -----------
                                               52,289,822
  Total investment portfolio excluding
    repurchase agreement (cost
    $55,803,396)(d), 94.8%(a)...............

                                                MARKET
                                                 VALUE
                                                ------
  REPURCHASE AGREEMENT -- 3.1%(A)
  -------------------------------------------------------

  Repurchase Agreement with State Street
  Bank and Trust Company, dated March 31,
  1999 @ 4.78% to be repurchased at
  $1,702,226 on April 1, 1999,
  collateralized by $1,565,000 United States
  Treasury Bonds, 6.5% due November 15, 2026
  (market value $1,735,997 including
  interest)(cost $1,702,000)................    1,702,000
                                              -----------

  TOTAL INVESTMENT PORTFOLIO (cost
    $57,505,396)(d), 97.9%(a)...............   53,991,822

  OTHER ASSETS AND LIABILITIES, net,
    2.1%(a).................................    1,159,396
                                              -----------

  NET ASSETS, 100.0%........................  $55,151,218
                                              ===========

---------------
(a) Percentages are based on net assets.
(b) Bonds reset to applicable coupon rate at a future date.
(c) Denominated in U.S. dollars.
(d) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized depreciation of $3,513,574, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $864,789 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $4,378,363.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                               INTERMEDIATE      HIGH YIELD
                                                              GOVERNMENT FUND     BOND FUND
                                                              ---------------    -----------
Assets
------------------------------------------------------------

Investments, at market value (identified cost $14,035,572
  and $55,803,396, respectively) (Note 1)...................    $13,918,015      $52,289,822
Repurchase agreement (identified cost $533,000 and
  $1,702,000, respectively) (Note 1)........................        533,000        1,702,000
Cash........................................................             90              381
Receivables:
  Investments sold..........................................             --           55,550
  Fund shares sold..........................................        390,367          126,980
  From Manager..............................................         30,939               --
  Dividends and interest....................................         95,511        1,288,078
Deferred state qualification expenses (Note 1)..............         20,621           21,371
Prepaid insurance...........................................          1,953            3,249
                                                                -----------      -----------
        Total Assets........................................    $14,990,496      $55,487,431
                                                                -----------      -----------
Liabilities
------------------------------------------------------------

Payables (Note 4):
  Investments purchased.....................................    $        --      $    54,962
  Fund shares redeemed......................................         60,533          125,101
  Accrued management fee....................................             --           76,578
  Accrued distribution fee..................................          4,483           20,509
  Other accrued expenses....................................         42,545           59,063
                                                                -----------      -----------
        Total Liabilities...................................    $   107,561      $   336,213
                                                                -----------      -----------
Net assets, at market value.................................    $14,882,935      $55,151,218
                                                                ===========      ===========
Net Assets
------------------------------------------------------------

Net assets consist of:
  Paid-in capital...........................................    $21,247,840      $58,924,386
  Undistributed net investment income (Note 1)..............        658,089          419,639
  Accumulated net realized loss (Notes 1 and 5).............     (6,905,437)        (679,233)
  Net unrealized depreciation on investments................       (117,557)      (3,513,574)
                                                                -----------      -----------
Net assets, at market value.................................    $14,882,935      $55,151,218
                                                                ===========      ===========
Net assets, at market value
  Class A Shares............................................    $12,414,756      $38,649,388
  Class B Shares............................................        339,211        2,825,550
  Class C Shares............................................      2,128,968       13,676,280
                                                                -----------      -----------
        Total...............................................    $14,882,935      $55,151,218
                                                                ===========      ===========
Shares of beneficial interest outstanding
  Class A Shares............................................      1,326,965        3,970,528
  Class B Shares............................................         36,379          291,654
  Class C Shares............................................        228,167        1,411,663
                                                                -----------      -----------
        Total...............................................      1,591,511        5,673,845
                                                                ===========      ===========
Net Asset Value -- offering and redemption price per share
  (Notes 1 and 2)
  Class A Shares............................................          $9.36            $9.73
                                                                ===========      ===========
    Maximum offering price per share (100/96.25 of $9.36 and
     $9.73, respectively)...................................          $9.72           $10.11
                                                                ===========      ===========
  Class B Shares............................................          $9.32            $9.69
                                                                ===========      ===========
  Class C Shares............................................          $9.33            $9.69
                                                                ===========      ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                            STATEMENT OF OPERATIONS
                 FOR THE SIX MONTH PERIOD ENDED MARCH 31, 1999
                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                               INTERMEDIATE      HIGH YIELD
                                                              GOVERNMENT FUND     BOND FUND
                                                              ---------------    -----------
Investment Income
------------------------------------------------------------
Income:
  Interest..................................................    $  411,976       $ 2,789,195
Expenses (notes 1 and 4):
  Management fee............................................        39,454           163,010
  Distribution fee (Class A Shares).........................        20,229            55,237
  Distribution fee (Class B Shares).........................           699             8,932
  Distribution fee (Class C Shares).........................         7,987            53,257
  Professional fees.........................................        22,093            23,570
  Custodian/Fund accounting fees............................        23,544            36,331
  State qualification expenses..............................        16,157            17,037
  Reports to shareholders...................................         6,521            12,133
  Shareholder servicing fees................................         6,109            18,138
  Trustees' fees and expenses...............................         5,194             4,905
  Insurance.................................................         1,015             1,689
  Other.....................................................            89               356
                                                                ----------       -----------
        Total expenses before waiver and reimbursement......       149,091           394,595
        Fees waived by Manager (Note 4).....................       (39,454)          (32,617)
        Reimbursement from Manager..........................       (32,989)               --
                                                                ----------       -----------
        Total expenses after waiver and reimbursement.......        76,648           361,978
                                                                ----------       -----------
Net investment income.......................................       335,328         2,427,217
                                                                ----------       -----------
Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------------
Net realized gain (loss) from investment transactions.......       190,209          (679,709)
Net increase (decrease) in unrealized appreciation of
  investments during the period.............................      (758,057)          490,539
                                                                ----------       -----------
        Net loss on investments.............................      (567,848)         (189,170)
                                                                ----------       -----------
Net increase (decrease) in net assets resulting from
  operations................................................    $ (232,520)      $ 2,238,047
                                                                ==========       ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               FOR THE SIX
                                                               MONTH PERIOD
                                                                  ENDED              FOR THE
                                                              MARCH 31, 1999        YEAR ENDED
INTERMEDIATE GOVERNMENT FUND                                   (UNAUDITED)      SEPTEMBER 30, 1998
----------------------------                                  --------------    ------------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................   $   335,328         $   748,165
  Net realized gain on investment transactions..............       190,209             280,582
  Net increase (decrease) in unrealized appreciation of
    investments during the period...........................      (758,057)            585,698
                                                               -----------         -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................      (232,520)          1,614,445
Distributions to shareholders from:
  Net investment income Class A Shares, ($0.21 and $0.49 per
    share, respectively)....................................      (291,077)           (694,550)
  Net investment income Class B Shares, ($0.20 and $0.26*
    per share, respectively)................................        (4,535)             (1,541)
  Net investment income Class C Shares, ($0.20 and $0.47 per
    share, respectively)....................................       (64,678)            (72,672)
Increase (decrease) in net assets from Fund share
  transactions (Note 2).....................................    (2,301,833)          2,061,901
                                                               -----------         -----------
Increase (decrease) in net assets...........................    (2,894,643)          2,907,583
Net assets, beginning of period.............................    17,777,578          14,869,995
                                                               -----------         -----------
Net assets, end of period (including undistributed net
  investment income of $658,089 and $683,051,
  respectively).............................................   $14,882,935         $17,777,578
                                                               ===========         ===========
                                                               FOR THE SIX
                                                               MONTH PERIOD
                                                                  ENDED              FOR THE
                                                              MARCH 31, 1999        YEAR ENDED
High Yield Bond Fund                                           (UNAUDITED)      SEPTEMBER 30, 1998
------------------------------------------------------------   -----------         -----------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................   $ 2,427,217         $ 4,818,000
  Net realized gain (loss) on investment transactions.......      (679,709)            761,512
  Net increase (decrease) in unrealized appreciation of
    investments during the period...........................       490,539          (5,944,103)
                                                               -----------         -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................     2,238,047            (364,591)
Distributions to shareholders from:
  Net investment income Class A Shares, ($0.45 and $0.89 per
    share, respectively)....................................    (1,787,403)         (3,625,981)
  Net investment income Class B Shares, ($0.42 and $0.48*
    per share, respectively)................................       (93,516)            (55,927)
  Net investment income Class C Shares, ($0.42 and $0.84 per
    share, respectively)....................................      (578,465)         (1,143,752)
Increase in net assets from Fund share transactions (Note
  2)........................................................       611,434           5,333,666
                                                               -----------         -----------
Increase in net assets......................................       390,097             143,415
Net assets, beginning of period.............................    54,761,121          54,617,706
                                                               -----------         -----------
Net assets, end of period (including undistributed net
  investment income of $419,639 and $451,806,
  respectively).............................................   $55,151,218         $54,761,121
                                                               ===========         ===========

---------------

* For the period February 2, 1998 (commencement of Class B Shares) to September 30, 1998.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE INCOME TRUST-INTERMEDIATE GOVERNMENT FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                          CLASS A SHARES                                   CLASS B SHARES
                                   ------------------------------------------------------------   --------------------------------
                                     FOR THE SIX                                                    FOR THE SIX
                                    MONTH PERIOD                                                   MONTH PERIOD
                                        ENDED            FOR THE YEARS ENDED SEPTEMBER 30,             ENDED
                                   MARCH 31, 1999*   ------------------------------------------   MARCH 31, 1999*
                                     (UNAUDITED)     1998*    1997*    1996*     1995    1994*      (UNAUDITED)        1998++*
                                   ---------------   ------   ------   ------   ------   ------   ---------------   --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................      $ 9.70        $ 9.20   $ 9.08   $ 9.29   $ 9.10   $ 9.44       $ 9.67            $ 9.28
                                       ------        ------   ------   ------   ------   ------       ------            ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income(a).......        0.20          0.48     0.51     0.50     0.62     0.43         0.17              0.33
  Net realized and unrealized
    gain (loss) on investments...       (0.33)         0.51     0.13    (0.21)    0.12    (0.40)       (0.32)             0.32
                                       ------        ------   ------   ------   ------   ------       ------            ------
  Total from Investment
    Operations...................       (0.13)         0.99     0.64     0.29     0.74     0.03        (0.15)             0.65
                                       ------        ------   ------   ------   ------   ------       ------            ------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.......................       (0.21)        (0.49)   (0.52)   (0.50)   (0.55)   (0.37)       (0.20)            (0.26)
                                       ------        ------   ------   ------   ------   ------       ------            ------
  Total Distributions............       (0.21)        (0.49)   (0.52)   (0.50)   (0.55)   (0.37)       (0.20)            (0.26)
                                       ------        ------   ------   ------   ------   ------       ------            ------
NET ASSET VALUE, END OF PERIOD...      $ 9.36        $ 9.70   $ 9.20   $ 9.08   $ 9.29   $ 9.10       $ 9.32            $ 9.67
                                       ======        ======   ======   ======   ======   ======       ======            ======
TOTAL RETURN (%)(B)..............       (1.32)(c)     11.18     7.28     3.24     8.47     0.36        (1.57)(c)          7.16(c)
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to
    average daily net
    assets(a)....................        0.92(d)       0.92     0.93     0.94     0.95     0.95         1.20(d)           1.20(d)
  Net investment income to
    average daily net assets.....        4.30(d)       5.18     5.65     5.42     5.50     4.60         4.04(d)           4.59(d)
  Portfolio turnover rate........         100(c)        188       69      135      162      214          100(c)            188(c)
  Net assets, end of period ($
    millions)....................          12            13       14       18       24       41         0.34              0.13

                                                     CLASS C SHARES
                                   ---------------------------------------------------
                                     FOR THE SIX
                                    MONTH PERIOD
                                        ENDED        FOR THE YEARS ENDED SEPTEMBER 30,
                                   MARCH 31, 1999*   ---------------------------------
                                     (UNAUDITED)     1998*    1997*    1996*    1995+
                                   ---------------   ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF
  PERIOD.........................      $ 9.67        $ 9.18   $ 9.06   $ 9.27   $ 9.05
                                       ------        ------   ------   ------   ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income(a).......        0.17          0.41     0.49     0.49     0.21
  Net realized and unrealized
    gain (loss) on investments...       (0.31)         0.55     0.13    (0.21)    0.23
                                       ------        ------   ------   ------   ------
  Total from Investment
    Operations...................       (0.14)         0.96     0.62     0.28     0.44
                                       ------        ------   ------   ------   ------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.......................       (0.20)        (0.47)   (0.50)   (0.49)   (0.22)
                                       ------        ------   ------   ------   ------
  Total Distributions............       (0.20)        (0.47)   (0.50)   (0.49)   (0.22)
                                       ------        ------   ------   ------   ------
NET ASSET VALUE, END OF PERIOD...      $ 9.33        $ 9.67   $ 9.18   $ 9.06   $ 9.27
                                       ======        ======   ======   ======   ======
TOTAL RETURN (%)(B)..............       (1.46)(c)     10.85     7.02     3.04     4.90(c)
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to
    average daily net
    assets(a)....................        1.20(d)       1.20     1.20     1.20     1.20(d)
  Net investment income to
    average daily net assets.....        4.02(d)       4.74     5.38     5.22     5.19(d)
  Portfolio turnover rate........         100(c)        188       69      135      162(c)
  Net assets, end of period ($
    millions)....................           2             5        1      0.6     0.07

---------------

   * Per share amounts have been calculated using the monthly average share method, which more appropriately presents per share data for the period since use of the undistributed income method does not correspond with results of operations.
   + For the period April 3, 1995 (commencement of Class C Shares) to September
     30, 1995.
  ++ For the period February 2, 1998 (commencement of Class B Shares) to
     September 30, 1998.
 (a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.04, $.10, $.07, $.06, $.06 and $.03 per Class A Share,
     respectively. The operating expense ratios including such items would have been 1.84% (annualized), 2.00%, 1.67%, 1.61%, 1.47% and 1.18% per Class A
     Share, respectively. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.04 and $.06 per Class B Share, respectively. The operating expense ratio including such items would have been 2.12% (annualized) and 2.28% (annualized) per Class B Share, respectively. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.04, $.10, $.07, $.06 and $.06 per Class C Share, respectively. The operating expense ratios including such items would have been 2.12% (annualized), 2.28%, 1.94%, 1.87% and 1.72%
     (annualized) per Class C Share, respectively.
 (b) Does not reflect the imposition of a sales charge.
 (c) Not annualized.
 (d) Annualized.

      The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                   HERITAGE INCOME TRUST-HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                      CLASS A SHARES                                  CLASS B SHARES
                                -----------------------------------------------------------   -------------------------------
                                 FOR THE SIX                                                   FOR THE SIX
                                 MONTH PERIOD                                                  MONTH PERIOD
                                    ENDED            FOR THE YEARS ENDED SEPTEMBER 30,            ENDED
                                MARCH 31, 1999   ------------------------------------------   MARCH 31, 1999
                                 (UNAUDITED)      1998     1997     1996     1995     1994     (UNAUDITED)         1998++
                                --------------   ------   ------   ------   ------   ------   --------------   --------------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................      $ 9.77       $10.69   $10.22   $ 9.94   $ 9.65   $10.65       $ 9.73           $10.57
                                    ------       ------   ------   ------   ------   ------       ------           ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income(a)....        0.44         0.88     0.90     0.84(e)  0.72     0.69         0.42             0.51
  Net realized and unrealized
    gain (loss) on
    investments...............       (0.03)       (0.91)    0.46     0.24     0.31    (0.84)       (0.04)           (0.87)
                                    ------       ------   ------   ------   ------   ------       ------           ------
  Total from Investment
    Operations................        0.41        (0.03)    1.36     1.08     1.03    (0.15)        0.38            (0.36)
                                    ------       ------   ------   ------   ------   ------       ------           ------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income.........       (0.45)       (0.89)   (0.89)   (0.80)   (0.74)   (0.71)       (0.42)           (0.48)
  Distributions from net
    realized gains............          --           --       --       --       --    (0.07)          --               --
  Distribution in excess of
    net realized gains........          --           --       --       --       --    (0.07)          --               --
                                    ------       ------   ------   ------   ------   ------       ------           ------
  Total Distributions.........       (0.45)       (0.89)   (0.89)   (0.80)   (0.74)   (0.85)       (0.42)           (0.48)
                                    ------       ------   ------   ------   ------   ------       ------           ------
NET ASSET VALUE, END OF
  PERIOD......................      $ 9.73       $ 9.77   $10.69   $10.22   $ 9.94   $ 9.65       $ 9.69           $ 9.73
                                    ======       ======   ======   ======   ======   ======       ======           ======
TOTAL RETURN (%)(B)...........        4.27(c)     (0.52)   14.00    11.44    11.23    (1.59)        4.02(c)         (3.58)(c)
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to
    average daily net
    assets(a).................        1.19(d)      1.19     1.21     1.23     1.25     1.25         1.70(d)          1.70(d)
  Net investment income to
    average daily net
    assets....................        9.08(d)      8.44     8.76     8.41     7.35     6.76         8.60(d)          7.90(d)
  Portfolio turnover rate.....          24(c)        87      101      143      109      135           24(c)            87(c)
  Net assets, end of period($
    millions).................          38           40       42       33       30       36            3                2

                                                  CLASS C SHARES
                                ---------------------------------------------------
                                 FOR THE SIX
                                 MONTH PERIOD
                                    ENDED        FOR THE YEARS ENDED SEPTEMBER 30,
                                MARCH 31, 1999   ----------------------------------
                                 (UNAUDITED)      1998      1997     1996    1995+
                                --------------   ------    ------   ------   ------
NET ASSET VALUE, BEGINNING OF
  PERIOD......................      $ 9.73       $10.65    $10.18   $ 9.91   $ 9.62
                                    ------       ------    ------   ------   ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income(a)....        0.41         0.83      0.85     0.79(e)  0.31
  Net realized and unrealized
    gain (loss) on
    investments...............       (0.03)       (0.91)     0.46     0.24     0.28
                                    ------       ------    ------   ------   ------
  Total from Investment
    Operations................        0.38        (0.08)     1.31     1.03     0.59
                                    ------       ------    ------   ------   ------
LESS DISTRIBUTIONS:
  Dividends from net
    investment income.........       (0.42)       (0.84)    (0.84)   (0.76)   (0.30)
  Distributions from net
    realized gains............          --           --        --       --       --
  Distribution in excess of
    net realized gains........          --           --        --       --       --
                                    ------       ------    ------   ------   ------
  Total Distributions.........      $(0.42)       (0.84)    (0.84)   (0.76)   (0.30)
                                    ------       ------    ------   ------   ------
NET ASSET VALUE, END OF
  PERIOD......................      $ 9.69       $ 9.73    $10.65   $10.18   $ 9.91
                                    ======       ======    ======   ======   ======
TOTAL RETURN (%)(B)...........        4.02(c)     (1.02)    13.53    10.93     6.18(c)
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to
    average daily net
    assets(a).................        1.70(d)      1.70      1.70     1.70     1.70(d)
  Net investment income to
    average daily net
    assets....................        8.57(d)      7.93      8.26     8.39     6.67(d)
  Portfolio turnover rate.....          24(c)        87       101      143      109(c)
  Net assets, end of period($
    millions).................          14           13        13        6      0.6

---------------
 + For the period April 3, 1995 (commencement of Class C Shares) to September 30, 1995.
 ++ For the period February 2, 1998 (commencement of Class B Shares) to September 30, 1998.
(a) Excludes management fees waived by the Manager in the amount of $.01, $.01, $.01, $.03, $.03 and $.02 per Class A Share, respectively. The operating expense ratios including such items would have been 1.31% (annualized), 1.30%, 1.30%, 1.51%, 1.51% and 1.42% per Class A Share, respectively.
    Excludes management fees waived by the manager in the amount of $.01 and $.01 per Class B Share. The operating expense ratio including such items would have been 1.82% (annualized) and 1.80% (annualized) per Class B Share, respectively. Excludes management fees waived by the Manager in the amount of $.01, $.01, $.01, $0.03 and $0.03 per Class C Share, respectively. The operating expense ratios including such items would have been 1.82% (annualized), 1.80%, 1.79%, 1.98% and 1.96% (annualized) per Class C Share, respectively.
(b) Does not reflect the imposition of a sales charge.
(c) Not annualized.
(d) Annualized.
(e) Amounts calculated prior to reclassification of $16,079. The effect of such reclassification would have resulted in an increase in net investment income of $.01 for Class A Shares and $0.01 for Class C Shares.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1:
      SIGNIFICANT ACCOUNTING POLICIES. Heritage Income Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Intermediate Government Fund (formerly known as the Limited Maturity Government Portfolio) and the High Yield Bond Fund (formerly known as the Diversified Portfolio) (each, a "Fund" and collectively, the "Funds"). The Intermediate Government Fund has an investment objective of high current income consistent with the preservation of capital. The High Yield Bond Fund has an investment objective of high current income. The Funds currently issue Class A, Class B and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 3.75% of the amount invested payable at the time of purchase. Class B Shares, which were offered to shareholders beginning February 2, 1998, are sold subject to a 5% maximum contingent deferred sales load (based on the lower of purchase price or redemption price) declining to 0% over a six-year period. Class C Shares, which were offered to shareholders beginning April 3, 1995, are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions made in less than one year of purchase. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

      Security Valuation: Each Fund values investment securities at market value based on the last sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the most recent quoted bid price and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Investments in certain debt instruments not traded in an organized market, are valued on the basis of valuations furnished by independent pricing services or broker/dealers that utilize information with respect to market transactions in such securities or comparable securities, quotations from dealers, yields, maturities, ratings and various relationships between securities. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market.

      Repurchase Agreements: Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price.

      Federal Income Taxes: Each Fund is treated as a single corporate taxpayer as provided for in The Tax Reform Act of 1986, as amended. Each Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

      Distribution of Income and Gains: Distributions of net investment income are made monthly. Net realized gains from investment transactions for each Fund during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

      Expenses: Each Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian/fund accounting fees, distribution fee, etc., while other expenses such as professional fees, insurance expense, etc., are allocated proportionately among all Heritage funds. Expenses of each Fund are allocated to each class of shares based upon their relative percentage of current net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

      State Qualification Expenses: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

      Capital Accounts: The Funds report the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Funds may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

      Other: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis except when income is not expected. All original issue discounts are accreted for both federal income tax and financial reporting purposes.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2:
      FUND SHARES: At March 31, 1999, there was an unlimited number of shares of beneficial interest of no par value authorized.

      INTERMEDIATE GOVERNMENT FUND

      Transactions in Class A, B and C Shares of the Fund during the six month period ended March 31, 1999, were as follows:

                                                   A SHARES                   B SHARES                    C SHARES
                                           ------------------------   ------------------------    ------------------------
        FOR THE PERIOD ENDED                SHARES        AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
        MARCH 31, 1999 (UNAUDITED)         ---------    -----------   ---------    -----------    ---------    -----------
        Shares sold......................    208,703    $ 2,000,087      37,474    $   355,103       74,197    $   702,791
        Shares issued on reinvestment of
          distributions..................     27,106        258,017         323          3,050        6,673         63,644
        Shares redeemed..................   (212,033)    (2,010,866)    (14,506)      (137,311)    (371,287)    (3,536,348)
                                           ---------    -----------   ---------    -----------    ---------    -----------
        Net increase (decrease)..........     23,776    $   247,238      23,291    $   220,842     (290,417)   $(2,769,913)
                                                        ===========                ===========                 ===========
        Shares outstanding:
          Beginning of period............  1,303,189                     13,088                     518,584
                                           ---------                  ---------                   ---------
          End of period..................  1,326,965                     36,379                     228,167
                                           =========                  =========                   =========

      Transactions in Class A and Class C Shares of the Fund during the year ended September 30, 1998 and Class B Shares from February 2, 1998 (commencement of Class B Shares) to September 30, 1998, were as follows:

                                                   A SHARES                   B SHARES                    C SHARES
                                           ------------------------   ------------------------    ------------------------
        FOR THE YEAR ENDED                  SHARES        AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
        SEPTEMBER 30, 1998                 ---------    -----------   ---------    -----------    ---------    -----------
        Shares sold......................    185,461    $ 1,724,681      13,028    $   121,126      474,667    $ 4,432,949
        Shares issued on reinvestment of
          distributions..................     67,011        619,953          60            561        7,594         70,281
        Shares redeemed..................   (476,959)    (4,427,313)         --             --      (51,875)      (480,337)
                                           ---------    -----------   ---------    -----------    ---------    -----------
        Net increase (decrease)..........   (224,487)   $(2,082,679)     13,088    $   121,687      430,386    $ 4,022,893
                                                        ===========                ===========                 ===========
        Shares outstanding:
          Beginning of year..............  1,527,676                         --                      88,198
                                           ---------                  ---------                   ---------
          End of year....................  1,303,189                     13,088                     518,584
                                           =========                  =========                   =========

      HIGH YIELD BOND FUND

      Transactions in Class A, B and C Shares of the Fund during the six month period ended March 31, 1999, were as follows:

                                                    A SHARES                  B SHARES                    C SHARES
                                            ------------------------   -----------------------    ------------------------
        FOR THE PERIOD ENDED                 SHARES        AMOUNT       SHARES        AMOUNT       SHARES        AMOUNT
        MARCH 31, 1999 (UNAUDITED)          ---------    -----------   ---------    ----------    ---------    -----------
        Shares sold.......................    288,580    $ 2,790,643     134,042    $1,297,239      207,418    $ 2,005,427
        Shares issued on reinvestment of
          distributions...................    119,200      1,151,107       3,945        37,969       45,557        438,140
        Shares redeemed...................   (517,776)    (5,006,201)    (29,839)     (286,540)    (187,736)    (1,816,350)
                                            ---------    -----------   ---------    ----------    ---------    -----------
        Net increase (decrease)...........   (109,996)   $(1,064,451)    108,148    $1,048,668       65,239    $   627,217
                                                         ===========                ==========                 ===========
        Shares outstanding:
          Beginning of period.............  4,080,524                    183,506                  1,346,424
                                            ---------                  ---------                  ---------
          End of period...................  3,970,528                    291,654                  1,411,663
                                            =========                  =========                  =========

      Transactions in Class A and Class C Shares of the Fund during the year ended September 30, 1998 and Class B Shares from February 2, 1998 (commencement of Class B Shares) to September 30, 1998, were as follows:

                                                   A SHARES                   B SHARES                    C SHARES
                                           ------------------------   ------------------------    ------------------------
        FOR THE YEAR ENDED                  SHARES        AMOUNT       SHARES        AMOUNT        SHARES        AMOUNT
        SEPTEMBER 30, 1998                 ---------    -----------   ---------    -----------    ---------    -----------
        Shares sold......................    787,959    $ 8,314,882     196,020    $ 2,056,707      607,408    $ 6,390,589
        Shares issued on reinvestment of
          distributions..................    234,628      2,462,134       2,626         27,135       86,303        901,721
        Shares redeemed..................   (854,815)    (8,945,724)    (15,140)      (157,348)    (547,574)    (5,716,430)
                                           ---------    -----------   ---------    -----------    ---------    -----------
        Net increase.....................    167,772    $ 1,831,292     183,506    $ 1,926,494      146,137    $ 1,575,880
                                                        ===========                ===========                 ===========
        Shares outstanding:
          Beginning of year..............  3,912,752                         --                   1,200,287
                                           ---------                  ---------                   ---------
          End of year....................  4,080,524                    183,506                   1,346,424
                                           =========                  =========                   =========

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 3:
      PURCHASES AND SALES OF SECURITIES. For the six month period ended March 31, 1999, purchases, sales and paydowns of investment securities (excluding repurchase agreements and short-term obligations) were as follows:

                                                           U.S. GOVERNMENT SECURITIES                    OTHER
                                                    ----------------------------------------   --------------------------
                                                     PURCHASES        SALES        PAYDOWNS     PURCHASES        SALES
                                                    -----------    -----------    ----------   -----------    -----------
        Intermediate Government Fund..............  $14,844,017    $16,340,922    $1,013,873            --             --
        High Yield Bond Fund......................           --             --            --   $12,893,255    $12,451,243

Note 4:
      MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administrative Agreement with Heritage Asset Management, Inc. (the "Manager"), the Intermediate Government Fund agrees to pay to the Manager a fee equal to an annual rate of 0.50% of the Fund's average daily net assets, computed daily and payable monthly. For the High Yield Bond Fund the management fee is 0.60% on the first $100,000,000 and 0.50% of any excess over $100,000,000 of net assets. Pursuant to the current registration statement, the Manager will waive its investment advisory fees and, if necessary, reimburse each Fund to the extent that Class A, Class B and Class C annual operating expenses exceed that Fund's average daily net assets attributable to that class for the 1999 fiscal year as follows:

                                                                      CLASS A    CLASS B AND CLASS C
                                                                      -------    -------------------
        Intermediate Government Fund................................   0.95%            1.20%
        High Yield Bond Fund........................................   1.25%            1.70%

      Under this agreement, management fees of $39,454 were waived and $32,989 of expenses were reimbursed for the Intermediate Government Fund and management fees of $32,617 were waived in the High Yield Bond Fund for the six month period ended March 31, 1999. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ended September 30, 2001, the Funds may be required to pay the Manager a portion or all of the waived management fees. In addition, the Funds may be required to pay the Manager a portion or all of the management fees waived in fiscal 1997 and 1998 if total Fund expenses fall below the annual expense limitations before the end of the year ending September 30, 1999 and 2000, respectively.

      Effective February 1, 1996 and reaffirmed on February 23, 1998, the Manager entered into an agreement with Salomon Brothers Asset Management Inc. (the "Subadviser") for the Subadviser to provide to the Fund investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the High Yield Bond Fund to the Manager without regard to any reduction due to the imposition of expense limitations. For the six month period ended March 31, 1999 the Manager paid $80,897 for subadviser fees.

      The Manager also is the Dividend Paying and Shareholder Servicing Agent for the Intermediate Government Fund and High Yield Bond Fund. The amount payable to the Manager for such expenses as of March 31, 1999 was $3,150 and $10,200, respectively. In addition, the Manager performs Fund accounting services and charged $18,150 and $25,790 during the current period of which $8,400 and $12,645 was payable as of March 31, 1999, respectively.

      Raymond James & Associates, Inc. (the "Distributor") has advised the Trust that the Intermediate Government Fund received $9,117 in front-end sales charges for Class A Shares and $519 in contingent deferred sales charges for Class C Shares for the six month period ended March 31, 1999. The High Yield Bond Fund received $29,270 in front-end sales charges for Class A Shares, $789 in contingent deferred sales charges for Class B Shares and $1,244 in contingent deferred sales charges for Class C Shares for the six month period ended March 31, 1999. From these fees, the Distributor paid sales commissions to salespersons and incurred other distribution costs.

      Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Trust is authorized to pay the Distributor a fee up to .35% of the average daily net assets for Class A Shares. Under the Class B and Class C Distribution Plan, the Trust may pay the Distributor a fee of up to .60% for the Intermediate Government Fund and up to .80% for the High Yield Bond Fund of the average daily net assets for Class B and Class C Shares. Such fees are accrued daily and payable monthly. Class B Shares will convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc.

      Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Income-Growth Trust, Heritage Capital Appreciation Trust, Heritage Series Trust and Heritage U.S. Government Income Fund, investment companies that also are advised by the Manager of the Trust (collectively referred to as the Heritage mutual funds). Each Trustee of the Heritage mutual funds who is not an employee of the Manager or employee of an affiliate of the Manager receives an annual fee of $8,666 and an additional fee of $3,250 for each combined quarterly meeting of the Heritage mutual funds attended. Trustees' fees and expenses are shared equally by each of the Heritage mutual funds.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 5:
      FEDERAL INCOME TAXES. For the year ended September 30, 1998, to reflect reclassifications arising from permanent book/tax differences primarily due to paydown losses and market discount, respectively, the Funds made the following adjustments:

         INTERMEDIATE GOVERNMENT FUND
         For the year ended September 30, 1998, the Fund had a net tax basis capital loss carryforwards of $7,095,646, which may be applied against any realized net taxable gains until their expiration dates of September 30, 2001 ($237,373), September 30, 2002 ($3,838,721),
         September 30, 2003 ($2,492,779) and September 30, 2004 ($526,773). The
         Fund utilized $150,698 of net tax basis capital losses during the year against net realized gains from investment transactions.

         HIGH YIELD BOND FUND
         The Fund credited undistributed net investment income and charged accumulated net realized gain $44,735 in the year ended 1998. The Fund utilized $716,301 of net tax basis capital losses during the year against net realized gains from investment transactions.

HERITAGE FAMILY OF FUNDS (TM)
From Our Family to Yours: The Intelligent Creation of Wealth.

HERITAGE GROWTH FUNDS
Aggressive Growth
Capital Appreciation
Growth Equity
Income-Growth
International
Mid Cap
Small Cap
Value Equity

HERITAGE BOND FUNDS
High Yield
Intermediate Government

HERITAGE MONEY MARKET FUNDS
Money Market
Municipal Money Market

We are pleased that many of you are also investors in these funds.   For
information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the prospectus carefully before you invest in any of the funds.

This report is for the information of shareholders of Heritage Income Trust-Intermediate Government Fund and Heritage Income Trust-High Yield Bond Fund. It may also be used as sales literature when preceded or accompanied by a prospectus.

(C)1999 Heritage Asset Management, Inc.

5M AR5321 SINL 3/99 [RECYCLE LOGO]


[HERITAGE LOGO]   Heritage Income Trust
                  P.O. Box 33022
                  St. Petersburg, FL 33733
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